UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim Loomis Sayles Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

----------------------------------------------------------------------- ------ ----------------
ASSETS:
     Investments in securities, market value  (1)                           $      276,441,265
     Cash denominated in foreign currencies (2)                                            168
     Cash                                                                               53,464
     Collateral for securities loaned                                               50,359,532
     Dividends and interest receivable                                               2,786,184
     Subscriptions receivable                                                          394,420
     Receivable for investments sold                                                 1,000,000
                                                                               ----------------

       Total assets                                                                331,035,033
                                                                               ----------------

LIABILITIES:
     Due to investment adviser                                                         204,037
     Redemptions payable                                                               180,546
     Payable for investments purchased                                                 228,971
     Payable upon return of securities loaned                                       50,359,532
                                                                               ----------------

       Total liabilities                                                            50,973,086
                                                                               ----------------

NET ASSETS                                                                  $      280,061,947
                                                                               ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                          $        2,288,329
     Additional paid-in capital                                                    260,010,300
     Net unrealized appreciation on investments                                     23,846,541
     Undistributed net investment income                                               662,815
     Accumulated net realized loss on investments                                  (6,746,038)
                                                                               ----------------

NET ASSETS                                                                  $      280,061,947
                                                                               ================

NET ASSET VALUE PER OUTSTANDING SHARE                                       $            12.24
                                                                               ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                    250,000,000
     Outstanding                                                                    22,883,290

(1)  Cost of investments in securities:                                     $      252,594,721
(2)  Cost of cash denominated in foreign currencies:                                       171

See notes to financial statements.






MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
---------------------------------------------------------------------------- --- ------------------


INVESTMENT INCOME:
     Interest                                                                 $          7,853,689
     Income from securities lending                                                         46,380
     Dividends                                                                             234,495
                                                                                 ------------------

       Total income                                                                      8,134,564
                                                                                 ------------------

EXPENSES:
     Management fees                                                                     1,222,078
                                                                                 ------------------

NET INVESTMENT INCOME                                                                    6,912,486
                                                                                 ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                    5,893,316
     Change in net unrealized appreciation on investments                              (8,664,101)
                                                                                 ------------------

     Net realized and unrealized loss on investments                                   (2,770,785)
                                                                                 ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $          4,141,701
                                                                                 ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

---------------------------------------------------------------------------------------- ----- --------------
                                                                              2005                 2004
                                                                          --------------       --------------
                                                                            UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                             $      6,912,486     $     13,900,705
     Net realized gain on investments                                         5,893,316           12,782,040
     Change in net unrealized appreciation on investments                   (8,664,101)            (480,424)
                                                                          --------------       --------------

     Net increase in net assets resulting from operations                     4,141,701           26,202,321
                                                                          --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                             (6,556,754)         (18,442,769)
                                                                          --------------       --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                       73,094,501          163,324,446
     Reinvestment of distributions                                            6,556,754           18,442,769
     Redemptions of shares                                                 (68,715,372)        (169,114,404)
                                                                          --------------       --------------

     Net increase in net assets resulting from share transactions            10,935,883           12,652,811
                                                                          --------------       --------------

     Total increase in net assets                                             8,520,830           20,412,363

NET ASSETS:
     Beginning of period                                                    271,541,117          251,128,754
                                                                          --------------       --------------

     End of period  (1)                                                $    280,061,947     $    271,541,117
                                                                          ==============       ==============

OTHER INFORMATION:

SHARES:
     Sold                                                                     5,940,630           13,567,861
     Issued in reinvestment of distributions                                    536,999            1,545,293
     Redeemed                                                               (5,589,586)         (14,088,377)
                                                                          --------------       --------------

     Net increase                                                               888,043            1,024,777
                                                                          ==============       ==============

(1) Including undistributed net investment income                      $        662,815     $        307,083

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------ -- ---------------- -- ----------- --- ---------- -- ---------- -- ----------- ----------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                Six Months
                                                   Ended                                Year Ended December 31,
                                                                  ------------------------------------------------------------------
                                               June 30, 2005         2004           2003          2002           2001       2000
                                              ----------------    -----------     ----------    ----------    -----------   --------
                                                 UNAUDITED

Net Asset Value, Beginning of Period       $            12.35  $       11.98   $       9.78          9.64  $       10.26  $   10.64

Income from Investment Operations

Net investment income                                    0.31           0.91           0.79          0.43           0.79       0.94
Net realized and unrealized gain (loss)                (0.13)           0.36           2.12          0.19         (0.53)     (0.46)
                                              ----------------    -----------     ----------    ----------    -----------   --------

Total Income From Investment Operations                  0.18           1.27           2.91          0.62           0.26       0.48
                                              ----------------    -----------     ----------    ----------    -----------   --------

Less Distributions

From net investment income                             (0.29)         (0.90)         (0.71)        (0.48)         (0.88)     (0.86)
                                              ----------------    -----------     ----------    ----------    -----------   --------

Net Asset Value, End of Period             $            12.24  $       12.35   $      11.98          9.78  $        9.64  $   10.26
                                              ================    ===========     ==========    ==========    ===========   ========


Total Return                                            1.50%  o      10.98%         30.10%        11.08%          2.57%      4.60%

Net Assets, End of Period ($000)           $          280,062  $     271,541   $    251,129       161,750  $     198,056  $ 178,834

Ratio of Expenses to Average Net Assets                 0.90%  *       0.90%          0.90%         0.90%          0.90%      0.90%

Ratio of Net Investment Income to
      Average Net Assets                                5.09%  *       5.62%          6.30%         8.06%          8.30%      8.72%

Portfolio Turnover Rate                                18.04%  o      33.18%         47.85%        26.58%         21.92%     19.52%


 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *    Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim Loomis Sayles Bond Portfolio
Schedule of Investments
June 30, 2005
Unaudited

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 7.53%
  9,000,000 Fannie Mae **                                              5,351,088
        SGD 2.290% February 19, 2009
  2,000,000 Fannie Mae ** ^^                                           1,956,064
            2.375% February 15, 2007
 14,150,000 Fannie Mae ~                                               8,475,723
        NZD 7.310% October 29, 2007
    500,000 Freddie Mac **                                               302,927
        SGD 3.220% June 20, 2007
    400,000 Freddie Mac **                                               503,291
        EUR 4.625% February 15, 2007
  4,250,000 Freddie Mac ** ^^                                          4,213,318
            3.625% September 15, 2008
                                                                     $20,802,411

AIRLINES --- 5.27%
    700,000 American Airlines Inc                                        620,078
            Pass Thru Certificates
            7.324% October 15, 2009
    509,058 American Airlines Inc                                        525,602
            Pass Thru Certificates
            6.978% October 1, 2012
    125,000 American Airlines Inc                                        129,171
            Pass Thru Certificates
            7.024% October 15, 2009
    125,000 American Airlines Inc                                        117,203
            Pass Thru Certificates
            8.608% October 1, 2012
    113,948 American Airlines Inc ^^                                      96,840
            Pass Thru Certificates
            8.040% September 16, 2011
    394,351 Atlas Air Inc                                                372,106
            Pass Thru Certificates
            9.057% January 2, 2014
    908,646 Atlas Air Inc                                                912,898
            Pass Thru Certificates
            7.380% January 2, 2018
  1,500,291 Atlas Air Inc                                              1,254,484
            Pass Thru Certificates
            7.680% January 2, 2014
  1,326,184 Atlas Air Inc                                              1,109,445
            Pass Thru Certificates
            7.630% January 2, 2015
    124,857 Atlas Air Inc                                                 67,855
            Pass Thru Certificates
            8.770% January 2, 2011
    121,281 Atlas Air Inc                                                121,479
            Pass Thru Certificates
            7.200% January 2, 2019
  2,154,905 Continental Airlines Inc                                   2,126,408
            Pass Thru Certificates
            6.648% March 15, 2019
  1,008,218 Continental Airlines Inc                                     984,309
            Pass Thru Certificates
            6.703% June 15, 2021
    100,000 Continental Airlines Inc                                      88,000
            Pass Thru Certificates
            5.000% June 15, 2023
  5,642,736 Continental Airlines Inc                                   5,648,839
            Pass Thru Certificates
            6.545% August 2, 2020
     86,207 Continental Airlines Inc ^^                                   71,682
            Pass Thru Certificates
            8.307% October 2, 2019
    306,020 US Airways                                                   306,701
            Pass Thru Certificates
            6.850% January 30, 2018
                                                                     $14,553,100

AUTO PARTS & EQUIPMENT --- .80%
     45,000 Dana Corp                                                     39,312
            Notes
            7.000% March 1, 2029
    110,000 Dana Corp                                                     96,290
            Notes
            7.000% March 15, 2028
  3,000,000 Delphi Corp ^^                                             2,070,000
            Debentures
            7.125% May 1, 2029
                                                                      $2,205,602

AUTOMOBILES --- .71%
  2,075,000 Ford Motor Co                                              1,592,563
            Debentures
            6.375% February 1, 2029
    500,000 General Motors Corp                                          368,750
            Bonds
            6.750% May 1, 2028
                                                                      $1,961,313

BANKS --- 1.36%
  2,500,000 HSBC Bank USA # ^                                          2,514,000
            Notes
            3.310% August 25, 2010
  1,000,000 Keycorp Capital III                                        1,240,622
            Company Guaranteed Notes
            7.750% July 15, 2029
                                                                      $3,754,622

BIOTECHNOLOGY --- .62%
    850,000 Chiron Corp                                                  788,375
            Convertible
            1.625% August 1, 2033
    435,000 Enzon Pharmaceuticals Inc                                    383,888
            Convertible
            4.500% July 1, 2008
    330,000 Nektar Therapeutic                                           307,313
            Convertible
            3.500% October 17, 2007
    285,000 Regeneron Pharmaceuticals Inc                                246,525
            Convertible
            5.500% October 17, 2008
                                                                      $1,726,101

BROADCAST/MEDIA --- .98%
  2,000,000 Charter Communication Holdings LLC ^^                      1,495,000
            Senior Notes
            9.625% November 15, 2009
  1,000,000 Clear Channel Communications Inc                             963,668
            Notes
            4.250% May 15, 2009
    225,000 Rogers Communications Inc Class B                            252,844
            Convertible
            2.000% November 26, 2005
                                                                      $2,711,512

CANADIAN - FEDERAL --- 7.23%
 12,085,000 Government of Canada                                      10,187,283
        CAD Bonds
            4.500% September 1, 2007
  6,525,000 Government of Canada                                       5,353,887
        CAD Bonds
            6.000% September 1, 2005
  1,400,000 Government of Canada                                       1,236,952
        CAD Bonds
            6.000% June 1, 2008
  3,800,000 Government of Canada                                       3,212,290
        CAD Bonds
            4.250% September 1, 2008
                                                                     $19,990,412

CANADIAN - PROVINCIAL --- 7.34%
  3,827,060 Province of Alberta                                        3,480,963
        CAD Debentures
            5.930% September 16, 2016
  1,500,000 Province of British Columbia                               1,324,363
        CAD Debentures
            6.000% June 9, 2008
  2,925,000 Province of British Columbia                               2,467,939
        CAD Debentures
            5.250% December 1, 2006
 11,300,000 Province of Manitoba                                       9,903,179
        CAD Debentures
            5.750% June 2, 2008
  3,750,000 Province of Ontario                                        3,126,500
        CAD Debentures
            5.900% March 8, 2006
                                                                     $20,302,944

COMMUNICATIONS - EQUIPMENT --- 1.95%
  1,000,000 Corning Inc                                                1,080,554
            Debentures
            6.750% September 15, 2013
    250,000 Lucent Technologies Inc                                      221,875
            Debentures
            6.500% January 15, 2028
  4,555,000 Lucent Technologies Inc ^^                                 4,076,725
            Debentures
            6.450% March 15, 2029
                                                                      $5,379,154

COMPUTER HARDWARE & SYSTEMS --- .09%
    290,000 Maxtor Corp ^                                                255,200
            Convertible
            5.750% March 1, 2012
                                                                        $255,200

ELECTRIC COMPANIES --- 3.08%
    105,000 Commonwealth Edison Co                                       103,474
            Debentures
            4.750% December 1, 2011
  3,385,000 Empresa Nacional de Electricidad SA                        3,744,589
            Bonds
            7.875% February 1, 2027
  1,889,000 Enersis SA                                                 2,053,813
            Yankee Notes
            7.400% December 1, 2016
    700,000 Enersis SA                                                   755,544
            Bonds
            7.375% January 15, 2014
    450,000 Quezon Power Philippines Ltd                                 433,575
            Bonds
            8.860% June 15, 2017
    250,000 SP Powerassets Ltd                                           157,143
            Notes
            3.730% October 22, 2010
    250,000 Southern California Edison Co                                281,780
            Notes
            7.625% January 15, 2010
    865,000 TXU Corp #                                                   849,536
            Notes
            6.550% November 15, 2034
    130,000 TXU Corp #                                                   126,081
            Notes
            5.550% November 15, 2014
                                                                      $8,505,535

ELECTRONIC INSTRUMENT & EQUIP --- .85%
  2,000,000 Arrow Electronics Inc                                      2,198,832
            Senior Notes
            6.875% July 1, 2013
    175,000 SCI Systems Inc ^^                                           164,500
            Convertible
            3.000% March 15, 2007
                                                                      $2,363,332

ELECTRONICS - SEMICONDUCTOR --- .36%
    125,000 Amkor Technology Inc                                         108,125
            Senior Notes
            7.125% March 15, 2011
    500,000 Amkor Technology Inc ^^                                      432,500
            Convertible
            5.000% March 15, 2007
    250,000 Hynix Semiconductor Inc #                                    249,375
            Senior Notes
            9.875% July 1, 2012
    240,000 Kulicke & Soffa Industries Inc ^^                            177,300
            Convertible
            .500% November 30, 2008
     40,000 Richardson Electronics Ltd #                                  38,000
            Convertible
            7.750% December 15, 2011
                                                                      $1,005,300

FINANCIAL SERVICES --- 3.89%
  1,650,000 Cerro Negro Finance Ltd #                                  1,509,750
            Bonds
            7.900% December 1, 2020
    500,000 General Motors Acceptance Corp                               482,487
            Notes
            4.100% July 16, 2007
  2,000,000 General Motors Acceptance Corp                             3,580,528
            Unsubordinated Notes
            7.000% December 7, 2005
  2,000,000 General Motors Acceptance Corp                             1,939,672
            Notes
            4.130% March 20, 2007
 12,275,000 JP Morgan Chase Bank NA #  ^ ~                             2,789,117
            Zero Coupon
            13.340% May 17, 2010
    460,989 Power Receivables Finance #                                  465,402
            Senior Notes
            6.290% January 1, 2012
                                                                     $10,766,956

FOREIGN BANKS --- 2.48%
125,000,000 Barclays Financial LLC # ^                                 3,013,914
        THB Bonds
            4.160% February 22, 2010
159,000,000 Barclays Financial LLC # ^                                 3,845,626
        THB Bonds
            4.100% March 22, 2010
                                                                      $6,859,540

FOREIGN GOVERNMENTS --- 8.08%
  1,000,000 Government of Brazil                                         978,000
            Bonds
            8.250% January 20, 2034
    100,000 Government of Brazil                                         104,000
            Unsubordinated Notes
            8.875% April 15, 2024
  6,550,000 Government of Brazil                                       7,588,175
            Bonds
            10.125% May 15, 2027
  1,150,000 Government of Brazil ^^                                    1,383,450
            Unsubordinated Notes
            11.000% August 17, 2040
    250,000 Government of Mexico                                         283,500
            Global Notes
            7.500% January 14, 2012
 80,000,000 Government of Mexico                                       7,320,164
        MXP Bonds
            9.000% December 20, 2012
 16,700,000 Government of Norway                                       2,721,288
        NOK Global Bonds
            6.750% January 15, 2007
    495,000 Government of Peru "                                         467,775
            Step Bond 3.250% - 5.000%
            5.000% March 7, 2017
  3,000,000 Government of South Africa                                   482,135
        ZAR Bonds
            12.500% December 21, 2006
    708,966 Government of Uruguay                                        645,159
            Global Notes
            7.875% January 15, 2033
    360,000 Government of Uruguay ^^                                     352,800
            Bonds
            7.500% March 15, 2015
                                                                     $22,326,446

GOLD, METALS & MINING --- .00%
    500,000 Murrin Murrin Holdings @ ++ (delta)                                0
            Bonds
            9.375% August 31, 2027
                                                                              $0

HEALTH CARE RELATED --- 2.23%
  2,000,000 HCA Inc                                                    2,044,226
            Notes
            6.250% February 15, 2013
  1,000,000 HCA Inc                                                    1,075,536
            Bonds
            7.500% November 6, 2033
    600,000 HCA Inc                                                      632,612
            Notes
            7.580% September 15, 2025
  2,400,000 HCA Inc                                                    2,408,112
            Debentures
            7.050% December 1, 2027
                                                                      $6,160,486

HOMEBUILDING --- .18%
    500,000 Pulte Corp                                                   504,155
            Senior Notes
            7.300% October 24, 2005
                                                                        $504,155

INSURANCE RELATED --- 2.06%
  9,600,000 ASIF Global Finance XXVII #                                5,701,541
            Senior Notes
            2.380% February 26, 2009
                                                                      $5,701,541

INVESTMENT BANK/BROKERAGE FIRM --- .34%
    950,000 Morgan Stanley                                               935,272
            Notes
            3.625% April 1, 2008
                                                                        $935,272

MANUFACTURING --- .69%
    750,000 Bombardier Inc                                               520,323
            Debentures
            7.350% December 22, 2026
  1,720,000 Borden Inc                                                 1,376,000
            Debentures
            7.875% February 15, 2023
                                                                      $1,896,323

MEDICAL PRODUCTS --- .61%
  1,500,000 Bausch & Lomb Inc                                          1,684,916
            Debentures
            7.125% August 1, 2028
                                                                      $1,684,916

MISCELLANEOUS --- .45%
  1,210,391 PF Export Rec Master Trust Technologies #                  1,241,171
            Senior Notes
            6.436% June 1, 2015
                                                                      $1,241,171

OFFICE EQUIPMENT & SUPPLIES --- .28%
    750,000 Xerox Capital Trust I                                        776,250
            Company Guaranteed Notes
            8.000% February 1, 2027
                                                                        $776,250

OIL & GAS --- 3.69%
    500,000 Devon Energy Corp                                            561,875
            Convertible
            4.900% August 15, 2008
    700,000 Devon Energy Corp ^^                                         786,625
            Convertible
            4.950% August 15, 2008
    200,000 El Paso CGP Co                                               197,000
            Notes
            6.375% February 1, 2009
  2,000,000 El Paso CGP Co                                             1,750,000
            Senior Notes
            6.950% June 1, 2028
    710,000 El Paso CGP Co ^^                                            724,200
            Notes
            7.750% June 15, 2010
    250,000 El Paso Corp                                                 243,125
            Senior Notes
            7.800% August 1, 2031
  3,100,000 El Paso Corp                                               3,092,250
            Senior Notes
            7.000% May 15, 2011
  1,212,000 Pecom Energia SA #                                         1,258,965
            Notes
            8.125% July 15, 2010
    800,000 Petrozuata Finance Inc #                                     750,000
            Company Guaranteed Bonds
            8.220% April 1, 2017
    776,000 Williams Cos Inc                                             840,020
            Debentures
            7.500% January 15, 2031
                                                                     $10,204,060

OTHER ASSET-BACKED --- .17%
    500,000 Community Program Loan Trust                                 479,201
            Series 1987-A Class A5
            4.500% April 1, 2029
                                                                        $479,201

PAPER & FOREST PRODUCTS --- 1.93%
  4,300,000 Georgia-Pacific Corp                                       4,832,125
            Notes
            7.750% November 15, 2029
    500,000 International Paper Co                                       493,531
            Notes
            4.250% January 15, 2009
                                                                      $5,325,656

PHARMACEUTICALS --- 0.46%
    700,000 Elan Financial PLC #                                         598,500
            Senior Notes
            7.750% November 15, 2011
     75,000 IVAX Corp                                                     74,813
            Convertible
            4.500% May 15, 2008
    640,000 Valeant Pharmaceuticals International                        548,000
            Convertible
            3.000% August 16, 2010
     70,000 Valeant Pharmaceuticals International ^^                      59,938
            Convertible
            4.000% November 15, 2013
                                                                      $1,281,251

RAILROADS --- .11%
    386,000 Missouri Pacific Railroad Co                                 303,335
            Debentures
            5.000% January 1, 2045
                                                                        $303,335

REAL ESTATE --- 1.10%
  2,200,000 Highwoods Properties Inc REIT                              2,463,681
            Senior Notes
            7.500% April 15, 2018
    500,000 Spieker Properties Inc REIT                                  589,505
            Debentures
            7.350% December 1, 2017
                                                                      $3,053,186

RETAIL --- 2.17%
  1,000,000 Dillard's Inc                                                982,500
            Debentures
            7.750% July 15, 2026
    500,000 Dillard's Inc                                                500,000
            Debentures
            7.875% January 1, 2023
    500,000 Dillard's Inc                                                505,000
            Unsecured Notes
            6.625% November 15, 2008
    500,000 Dillard's Inc                                                475,000
            Notes
            6.625% January 15, 2018
    750,000 Foot Locker Inc                                              823,125
            Debentures
            8.500% January 15, 2022
  1,500,000 Wal-Mart Stores                                            2,706,007
        GBP Notes
            4.750% January 29, 2013
                                                                      $5,991,632

SUPRANATIONALS --- 5.80%
 17,500,000 Inter-American Development Bank ^ ~                        4,253,212
        BRL Zero Coupon
            18.840% May 11, 2009
 19,425,000 International Bank for Reconstruction & Development ~     11,786,736
        NZD Zero Coupon
            9.889% August 20, 2007
                                                                     $16,039,948

TELEPHONE & TELECOMMUNICATIONS --- 4.44%
    290,000 Nextel Communications Inc                                    291,088
            Convertible
            5.250% January 15, 2010
    250,000 Nortel Networks Corp                                         233,750
            Notes
            6.875% September 1, 2023
  2,235,000 Nortel Networks Corp ^^                                    2,084,138
            Convertible
            4.250% September 1, 2008
  1,585,000 Northern Telecom Capital                                   1,585,000
            Company Guaranteed Notes
            7.875% June 15, 2026
    500,000 Philippine Long Distance Telephone Co                        505,000
            Notes
            8.350% March 6, 2017
    150,000 Qwest Capital Funding Inc                                    132,375
            Unsecured Notes
            7.625% August 3, 2021
    125,000 Qwest Capital Funding Inc ^^                                 122,188
            Unsecured Notes
            7.000% August 3, 2009
    225,000 Qwest Capital Funding Inc ^^                                 215,438
            Unsecured Notes
            7.250% February 15, 2011
  3,500,000 Qwest Capital Funding Inc ^^                               3,018,750
            Company Guaranteed Notes
            7.750% February 15, 2031
    500,000 Qwest Corp                                                   467,500
            Debentures
            7.250% September 15, 2025
  2,005,000 US West Capital Funding Inc                                1,588,963
            Bonds
            6.875% July 15, 2028
    250,000 US West Capital Funding Inc                                  205,000
            Company Guaranteed Bonds
            6.500% November 15, 2018
  1,870,000 US West Capital Funding Inc ^^                             1,827,925
            Company Guaranteed Bonds
            6.375% July 15, 2008
                                                                     $12,277,115

TEXTILES --- .11%
     49,000 Dixie Group Inc                                               45,570
            Convertible
            7.000% May 15, 2012
    250,000 Kellwood Co ^                                                268,476
            Debentures
            7.625% October 15, 2017
                                                                        $314,046

TOBACCO --- .56%
  1,375,000 Altria Group Inc                                           1,538,761
            Notes
            7.000% November 4, 2013
                                                                      $1,538,761

TRANSPORTATION --- .66%
  1,650,000 APL Ltd                                                    1,732,500
            Debentures
            8.000% January 15, 2024
    175,000 Builders Transport Inc @ ^ ++ (delta)                              0
            Convertible
            8.000% August 15, 2005
    100,000 Preston Corp/Yellow Corp                                      94,000
            Convertible
            7.000% May 1, 2011
                                                                      $1,826,500

U.S. GOVERNMENTS --- 10.65%
  4,370,000 United States of America ^^                                4,329,543
            2.500% May 31, 2006
 10,935,000 United States of America ^^                               10,626,174
            2.625% May 15, 2008
  3,130,000 United States of America ^^                                3,105,915
            2.750% June 30, 2006
 11,565,000 United States of America ^^                               11,377,520
            3.000% February 15, 2008
                                                                     $29,439,152

UTILITIES --- 2.77%
  1,130,000 AES Corp                                                   1,237,350
            Senior Subordinated Debentures
            8.875% November 1, 2027
    240,000 AES Corp                                                     260,400
            Senior Notes
            7.750% March 1, 2014
    480,000 Calpine Canada Energy Finance ^^                             345,600
            Company Guaranteed Notes
            8.500% May 1, 2008
    920,000 Calpine Corp # ^^                                            680,800
            Notes
            8.750% July 15, 2013
  1,025,000 Calpine Corp ^^                                              702,125
            Senior Notes
            8.500% February 15, 2011
    300,000 Calpine Corp ^^                                              210,000
            Senior Notes
            7.875% April 1, 2008
  1,000,000 Constellation Energy Group                                   965,510
            Notes
            4.550% June 15, 2015
  2,290,000 El Paso Energy Corp ^^                                     2,290,000
            Senior Notes
            6.750% May 15, 2009
    415,000 NGC Corp                                                     395,288
            Debentures
            7.625% October 15, 2026
    180,000 NGC Corp                                                     171,450
            Debentures
            7.125% May 15, 2018
    145,000 NGC Corp Capital Trust                                       126,875
            Company Guaranteed Notes
            8.316% June 1, 2027
    250,000 Texas - New Mexico Power Co                                  263,347
            Senior Notes
            6.250% January 15, 2009
                                                                      $7,648,745

TOTAL BONDS --- 94.09%                                              $260,092,182
(Cost $238,912,024)

COMMON STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

COMMUNICATIONS - EQUIPMENT --- .31%
     51,679 Corning Inc*                                                 858,905
                                                                        $858,905

ELECTRIC COMPANIES --- .20%
     25,000 Southern California Edison Co                                540,250
                                                                        $540,250

INSURANCE RELATED --- .39%
     48,475 Travelers Property Casualty Corp                           1,085,355
                                                                      $1,085,355

TOTAL COMMON STOCK --- .91%                                           $2,484,510
(Cost $1,935,482)

PREFERRED STOCK

Shares                                                                 Value ($)
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & SERVICES --- .11%
        300 Lucent Technologies Cap Trust 1                              291,225
                                                                        $291,225

CONTAINERS --- .24%
     16,500 Owens-Illinois Inc                                           672,375
                                                                        $672,375

ELECTRIC COMPANIES --- .25%
      1,000 AES Trust III                                                 47,625
      1,304 Entergy Louisiana Inc                                         88,737
      2,255 New York State Electric & Gas Corp                           137,555
      5,000 Union Electric Co                                            408,250
        300 Xcel Energy Inc                                               20,475
                                                                        $702,642

FINANCIAL SERVICES --- .08%
      3,750 Host Marriott Financial Trust                                214,688
                                                                        $214,688

HOUSEHOLD GOODS --- .47%
     29,750 Newell Financial Trust Inc                                 1,297,843
                                                                      $1,297,843

MACHINERY --- .51%
     17,500 Cummins Capital Trust I                                    1,400,000
                                                                      $1,400,000

REAL ESTATE --- .02%
      2,000 FelCor Lodging Trust Inc REIT                                 48,500
                                                                         $48,500

TELEPHONE & TELECOMMUNICATIONS --- .97%
     52,000 Philippine Long Distance Telephone Co sponsored ADR        2,678,000
                                                                      $2,678,000

UTILITIES --- .02%
        523 MDU Resources Group Inc                                       52,300
                                                                         $52,300

TOTAL PREFERRED STOCK --- 2.65%                                       $7,357,573
(Cost $5,240,215)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

  6,507,000 Freddie Mac                                                6,507,000
                  2.586%, July 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 2.35%                                $6,507,000
(Cost $6,507,000)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%                   $276,441,265
(Cost $252,594,721)

Legend
* Non-income Producing Security @ Security has no market value at June 30, 2005. # Securities are registered pursuant to Rule 144A and may be deemed restricted for resale. ^ Illiquid Security ~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase. "Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2005. ++ Security in default at June 30, 2005.
** Security is an agency note with maturity date and interest rate indicated. (delta) Security is fair valued at June 30, 2005. ADR - American Depository Receipt REIT - Real Estate Investment Trust ^^ A portion or all of the security is on loan at June 30, 2005 See Notes to Financial Statements.

Currency Abbreviations EUR - Euro Dollars BRL - Brazilian Real CAD - Canadian Dollars GBP - Great Britain Pound MXP - Mexican Peso NOK - Norwegian Krone NZD - New Zealand Dollars SGD - Singapore Dollars THB - Thailand Baht ZAR - South African Rand

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the principal exchange. If the closing price is not available, the current bid will be used. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Effective February 9, 2005, foreign exchange rates are valued utilizing the New York closing rates instead of the London closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

      The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Restricted & Illiquid Securities

      The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2005 were $25,891,279, $25,645,306 and 9.16%, respectively.

      The Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2005 were $16,722,644, $16,939,563 and 6.05%, respectively.

      Foreign Currency Translations

      The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

      The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $33,080,790 and $37,655,641 respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $24,522,859 and $9,859,180 respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $252,670,822. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $26,776,195 and gross depreciation of securities in which there was an excess of tax cost over value of $3,005,752 resulting in net appreciation of $23,770,443.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2005, the Portfolio had securities on loan valued at $50,274,995 and received collateral of $50,359,532 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.

DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2004, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $10,303,360 and $2,323,702, which expire in the years 2010 and 2011, respectively.


                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005